Concentration of Credit and Business Risks	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT AND BUSINESS RISKS
17.	CONCENTRATION OF CREDIT AND BUSINESS RISKS

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, loans receivable and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2018 and 2017, substantially all of the Company’s cash and cash equivalents were deposited in financial institutions located in the PRC, which management believes are of high credit quality. Management believes the credit risk on bank deposits is limited because the counterparties are banks with high credit-ratings assigned by international credit rating agencies, or state-owned banks in China.

Cash includes cash on hand and demand deposits in accounts maintained with state-owned banks within the PRC and the United States of America. Balances at financial institutions or state owned banks within the PRC are not covered by insurance.

Non-performance by these institutions could expose the Company to losses for amounts in excess of insured balances. As of December 31, 2018 and 2017, we had no uninsured balances with the banks in U.S. As of December 31, 2018 and 2017, our bank balances in the PRC were $489,358 and $706,771, respectively, which are uninsured and subject to credit risk. We have not experienced nonperformance by these institutions.

Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of loans receivable from borrowers and the related accrued interest receivable. The aforementioned borrowers paid service fees and interest regularly according to the contract during the reporting period, and the Company believes that the default risk from these borrowers is low in the foreseeable future.

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than twenty years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective. The economy in the PRC has recently started to narrow.

On December 15, 2014, the Company entered into six-year agreements with the Chief Operating Officer, Mr. Fei Gao, for total compensation of approximately $2,655 (RMB 18,000) per month.